ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 19, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Cboe Vest 10 Year Interest Rate Hedge ETF (S000078286)
(the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the amendment dated November 14, 2022, and filed electronically as Post-Effective Amendment No. 835 to the Trust’s Registration Statement on Form N‑1A on November 14, 2022.

If you have any questions or require further information, do not hesitate to contact me at (414) 516-1669 or alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
U.S. Bank Global Fund Services,
as administrator for the Fund